UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2005

Check here if Amendment			[ ];  Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		PACIFIC LIFE INSURANCE COMPANY
Address:	700 Newport Center Drive
		Newport Beach, CA 92660

13F File Number: 28-351

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	John Torell
Title:	AVP, Investment Management Division
Phone:	949-219-1735

Signature, Place, and Date of Signing








Report Type (Check only one.):

[X]	13F Holdings Report.

[ ]	13F Notice.

[ ] 	13F Combination Report.

List of Other Managers Reporting for this Manager:

None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total: 17

Form 13F Information Table Value Total: 36,383

List of Other Included Managers:

None

PACIFIC LIFE INSURANCE COMPANY
PER SEC 13F
AS OF : 9/30/2005

		 		   FAIR MKT   	SHARES OR 	VOTING
NAME OF ISSUER		CUSIP	   VALUE      	PRINCIPAL 	AUTHORITY
AMERICAN CAP STRAT      024937104  2,750 	75,000 		75,000
LIBERTY GLOBAL INC-A    530555101  203 	 	7,476 	 	7,476
LIBERTY GLOBAL INC-C    530555309  193 	 	7,476 	 	7,476
MCDATA CORPORATION      580031201  3 	 	510 	 	510
MCI INC	        	552691107  719 	 	28,312 		28,312
NASDAQ-100 INDEX TRACK  631100104  1,184 	30,000 		30,000
NEWTEK BUSINESS SERV    652526104  111 	 	52,350 		52,350
NTL INC	        	62940M104  1,031 	15,428 		15,428
ROGERS COMM INC CL B    775109200  727 	 	18,428 		18,428
SPDR TRUST SERIES 1     78462F103  1,844 	15,000 		15,000
ST PAUL TRAVELERS COS   792860108  15 	 	341 	 	341
COMMSCOPE INC CONV SR   203372AD9  488 	 	500,000 	-
ELEC FOR IMAGING CONV   286082AA0  516 	 	500,000 	-
GENERAL MOTORS CONV SR  370442741  3,544 	3,717,500 	-
NEXTEL COMM CONV SR NT  65332VAY9  19,646 	19,500,000 	-
THERMOTREX CORP CONV    883556AJ1  1,953 	2,000,000 	-
FORD MOTOR CO CAP TR    345395206  1,458 	40,000 		-